Trade and other receivables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Trade and other receivables
19. Trade and other receivables

	31 December 2022 £m	31 December 2021* £m
Amounts receivable for the sale of goods and services	69.4	34.0
Less provision for bad and doubtful debts	(2.4)	(0.8)

	67.0	33.2
Other receivables*	9.4	22.2
Prepayments	7.6	5.1

	84.0	60.5

*
This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£
13.3
m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).

Ageing of trade receivables:

	31 December 2022			31 December 2021
	Gross £m	Provision £m	Net £m	Gross £m	Provision £m	Net £m
Not past due	26.5	—	26.5	18.7	—	18.7
Past due
0 to 30 days	12.7	(0.1)	12.6	5.8	—	5.8
30 to 60 days	8.3	(0.2)	8.1	2.9	—	2.9
More than 60 days	21.9	(2.1)	19.8	6.6	(0.8)	5.8

	42.9	(2.4)	40.5	15.3	(0.8)	14.5
	69.4	(2.4)	67.0	34.0	(0.8)	33.2

Movement in provision for bad and doubtful debts:

	31 December 2022 £m	31 December 2021 £m
Balance at beginning of the year / period	(0.8)	(0.7)
Impairment losses recognized in the income statement	(1.6)	(0.1)

Balance at end of the year / period	(2.4)	(0.8)

The average credit period taken for sales is 61 days (31 December 2021: 35 days). Trade and other receivables are non-interest bearing and generally on terms between 30 to 90 days. Trade receivables are provided for based on estimated irrecoverable amounts determined by specific circumstances as described in note 4.
The Group does not hold any collateral or other credit enhancements over its trade receivables, nor do they have a legal right to offset against any amounts owed to the counterparty.
The Directors consider that the carrying amount of trade and other receivables approximates their fair value.